UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2005

Date of reporting period:	January 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the fiscal year ended January 31, 2005 is attached hereto.

Item 2.   Code of Ethics.

(a) As of the end of the fiscal year ended January 31, 2005, the Registrant has adopted a code of ethics that applies to its President and Treasurer. A copy of the the Registrant’s Amended Code of Ethics, dated March 20, 2005, is filed as an exhibit pursuant to Item 12(a)(1).

(b) No response required.

(c) Not applicable to Registrant.

(d) Not applicable to Registrant.

Item 3.   Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board of Directors” or “Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to add a director to the Board who qualifies as an ACFE, given that the financial statements and accounting principles applying to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the business experience of the current Audit Committee members was adequate to exercise their oversight responsibilities.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $60,000 and $58,000 for the fiscal years ended January 31, 2005 and January 31, 2004, respectively.

(b) Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2005 and January 31, 2004, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements, and that were not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning, were $10,000 and $10,000 for the fiscal years ended January 31, 2005 and January 31, 2004, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d) All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2005 and January 31, 2004, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pursuant to Section 3(c) of its Audit Committee Charter dated May 1, 2003, the Audit Committee’s pre-approval policies and procedures in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. The Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services for an affiliate of the Fund where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended (“Exchange Act”), and any applicable rules thereunder, that were not pre-approved by the Committee, shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2) There were no services included in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable to Registrant.

(g) There were no non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h) The Registrant’s Audit Committee of its Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the fiscal year ended January 31, 2005.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.
(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certification pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 5, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM’S REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Tait, Weller & Baker

Philadelphia, Pennsylvania
March 9, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2005

                          ASSETS AND LIABILITIES
                                                                                          Treasury       Versatile     Aggressive
                                                                           Permanent        Bill           Bond          Growth
                                                                           Portfolio      Portfolio      Portfolio      Portfolio
                                                                         ------------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5 & 6):
  Investments other than securities:
    Gold assets .......................................................  $ 47,414,806    $        --    $        --    $        --
    Silver assets .....................................................    12,325,082             --             --             --
    Swiss franc deposits
      (identified cost $256,791; $--; $-- and $--, respectively).......       256,867             --             --             --
                                                                         ------------    -----------    -----------    -----------
                                                                           59,996,755             --             --             --
  Swiss franc bonds ...................................................    23,833,338             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ........................................    36,737,680             --             --             --
  Aggressive growth stock investments .................................    36,616,063             --             --     25,514,690
  Corporate bonds .....................................................     2,558,042             --     17,857,682             --
  United States Treasury securities ...................................    71,965,528     50,853,008        499,804             --
                                                                         ------------    -----------    -----------    -----------
      Total investments (identified cost $187,908,036;
      $50,887,692; $18,519,688 and $8,017,598, respectively)              231,707,406     50,853,008     18,357,486     25,514,690

Cash ..................................................................        98,884        118,604         61,099             --
Accounts receivable for investments sold ..............................            --             --             --        101,098
Accounts receivable for shares of the portfolio sold ..................     1,057,942        136,017            400          8,000
Accrued interest, dividends and foreign taxes receivable ..............     1,144,064        192,496        357,830          7,080
Due from former investment adviser (Notes 3 & 8) ......................       672,543        599,231          1,891         68,178
                                                                         ------------    -----------    -----------    -----------
      Total assets                                                        234,680,839     51,899,356     18,778,706     25,699,046

LIABILITIES
Bank overdraft ........................................................            --             --             --         68,469
Accounts payable for investments purchased ............................       374,485             --             --             --
Accounts payable for shares of the portfolio redeemed .................       197,228         72,217          3,506          1,730
Accrued investment advisory fee .......................................       225,678         30,173         13,000         25,652
Accrued directors' and officers' fees and expenses ....................         8,696          3,527            865          1,197
Accrued excise tax ....................................................         5,000         17,000          3,000         12,000
Accrued legal expense .................................................         9,296          8,357             --            930
                                                                         ------------    -----------    -----------    -----------
      Total liabilities                                                       820,383        131,274         20,371        109,978
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $233,860,456    $51,768,082    $18,758,335    $25,589,068
                                                                         ============    ===========    ===========    ===========

      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 8,894,980; 771,513; 329,012 and
                297,156 shares, respectively ..........................  $      8,895    $       772    $       329    $       297

Paid-in capital .......................................................   187,621,546     51,082,674     18,745,902      7,668,653
                                                                         ------------    -----------    -----------    -----------
                                                                          187,630,441     51,083,446     18,746,231      7,668,950
Undistributed net investment income (Note 1) ..........................     1,091,213        749,984        194,550             --
Accumulated net realized gain (loss) on investments ...................       194,613        (30,664)       (20,244)       423,026
Accumulated net realized gain on foreign currency transactions ........     1,110,175             --             --             --
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)    43,799,370        (34,684)      (162,202)    17,497,092
Net unrealized appreciation on translation of assets
  and liabilities in foreign currencies ...............................        34,644             --             --             --
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $233,860,456    $51,768,082    $18,758,335    $25,589,068
                                                                         ============    ===========    ===========    ===========
      Net asset value per share                                             $26.29          $67.10         $57.01         $86.11
                                                                            ======          ======         ======         ======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2005

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------
Investment income (Note 1):
  Interest ........................................................  $ 1,980,699    $   665,619    $   388,944    $       318
  Dividends .......................................................      919,840             --             --        194,320
  Other income (Note 8) ...........................................      657,477        591,729             --         65,747
                                                                     -----------    -----------    -----------    -----------
                                                                       3,558,016      1,257,348        388,944        260,385
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................    1,965,918        634,811        230,712        277,504
  Directors’ fees and expenses ....................................      164,888         49,865         18,109         22,109
  Officers’ salary expense ........................................      109,554         36,227         13,166         15,695
  Excise tax ......................................................        5,000         17,000          3,000         12,000
  Legal expense ...................................................       89,928         53,750          4,731         10,358
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                       2,335,288        791,653        269,718        337,666
  Less waiver of investment advisory fee ..........................           --        267,289         72,857             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                       2,335,288        524,364        196,861        337,666
                                                                     -----------    -----------    -----------    -----------
Net investment income (loss) before foreign
  income taxes deducted at source                                      1,222,728        732,984        192,083        (77,281)

Less foreign income taxes deducted at source,
  net of refundable taxes .........................................        4,020             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                           1,218,708        732,984        192,083        (77,281)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................      306,862         (1,727)       (19,471)       461,624
  Foreign currency transactions ...................................    1,110,175             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                       1,417,037         (1,727)       (19,471)       461,624

Change in unrealized depreciation of:
  Investments .....................................................   10,801,961        (20,839)      (186,566)     2,450,725
  Translation of assets and liabilities in foreign currencies .....       (4,451)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                12,214,547        (22,566)      (206,037)     2,912,349
                                                                     -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations      $13,433,255    $   710,418    $   (13,954)   $ 2,835,068
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2005  January 31, 2004    January 31, 2005   January 31, 2004
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $  1,218,708      $    467,549        $    732,984       $    (32,288)
  Net realized gain (loss) on investments ...........................        306,862         3,977,222              (1,727)            (3,675)
  Net realized gain on foreign currency transactions ................      1,110,175           109,731                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...     10,801,961        12,642,520             (20,839)            26,239
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................         (4,451)          (12,964)                 --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations           13,433,255        17,184,058             710,418             (9,724)

Equalization on shares issued and redeemed: .........................      1,054,283           254,481              (7,623)          (106,475)

Distributions to shareholders from (Note 2):
  Net investment income .............................................     (1,285,802)         (948,137)                 --           (339,805)
  Net realized gain on investments ..................................     (3,343,276)         (344,793)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................    103,311,242        25,870,672          (4,228,145)       (10,766,474)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                    113,169,702        42,016,281          (3,525,350)       (11,222,478)

Net assets at beginning of year                                          120,690,754        78,674,473          55,293,432         66,515,910
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $1,091,213 and $1,186,005; and
  $749,984 and $--, respectively)                                       $233,860,456      $120,690,754        $ 51,768,082       $ 55,293,432
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2005  January 31, 2004    January 31, 2005   January 31, 2004
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    192,083      $    306,700        $    (77,281)      $   (189,184)
  Net realized gain (loss) on investments ...........................        (19,471)           99,321             461,624          1,107,619
  Net realized gain on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...       (186,566)         (194,054)          2,450,725          5,662,647
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              (13,954)          211,967           2,835,068          6,581,082

Equalization on shares issued and redeemed: .........................       (246,479)         (375,696)                 --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (136,280)         (303,612)                 --                 --
  Net realized gain on investments ..................................        (90,451)          (81,567)         (1,132,430)                --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................     (1,489,729)          392,660             258,054         (1,559,498)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                     (1,976,893)         (156,248)          1,960,692          5,021,584

Net assets at beginning of year                                           20,735,228        20,891,476          23,628,376         18,606,792
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed
  net investment income of $194,550 and $319,394; and
  $-- and $--, respectively)                                            $ 18,758,335      $ 20,735,228        $ 25,589,068       $ 23,628,376
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.27% of Total Net Assets
  35,204 Troy Oz.    Gold bullion (a) ...........................................................      $ 14,849,056

   75,000 Coins      One-ounce gold coins (a) ...................................................        32,565,750
                                                                                                       ------------

                       Total Gold Assets (identified cost $43,144,337)                                 $ 47,414,806
                                                                                                       ------------

                    SILVER ASSETS - 5.27% of Total Net Assets
1,569,499 Troy Oz.   Silver bullion (a) .........................................................      $ 10,573,717

     379 Bags        Silver coins (a) ...........................................................         1,751,365
                                                                                                       ------------

                       Total Silver Assets (identified cost $10,776,565)                               $ 12,325,082
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 10.30% of Total Net Assets
----------------
 CHF   304,875       Swiss francs in interest-bearing bank accounts .............................      $    256,867
                                                                                                       ------------

 CHF 4,750,000       4.500% Swiss Confederation bonds, 04-08-06 .................................      $  4,171,708
 CHF 5,675,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         5,150,484
 CHF 5,000,000       4.250% Swiss Confederation bonds, 01-08-08 .................................         4,576,628
 CHF 5,225,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         4,704,657
 CHF 5,660,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         5,229,861
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 23,833,338
                                                                                                       ------------

                       Total Swiss Franc Assets (identified cost $22,790,313)                          $ 24,090,205
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 15.71% of Total Net Assets

                    NATURAL RESOURCES - 7.65% of Total Net Assets
     75,000          BHP Billiton, Ltd. (b) .....................................................      $  1,914,000
     30,000          BP, p.l.c. (b) .............................................................         1,788,600
     40,000          Burlington Resources, Inc. .................................................         1,748,400
     33,000          ChevronTexaco Corporation ..................................................         1,795,200
     45,000          Devon Energy Corporation ...................................................         1,830,150
     55,000          Forest Oil Corporation (a) .................................................         1,852,950
     50,000          Inco, Ltd. (a) .............................................................         1,645,500
     20,000          Phelps Dodge Corporation ...................................................         1,926,000
     40,000          Pogo Producing Company .....................................................         1,701,200
     27,000          Weyerhaeuser Company .......................................................         1,684,800
                                                                                                       ------------
                                                                                                       $ 17,886,800

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 8.06% of Total Net Assets
     50,000          Archstone-Smith Trust ......................................................      $  1,715,000
     45,000          BRE Properties, Inc. Class A ...............................................         1,654,650
     80,000          Equity One, Inc. ...........................................................         1,632,800
     36,000          Federal Realty Investment Trust ............................................         1,698,480
     65,000          New Plan Excel Realty Trust, Inc. ..........................................         1,642,550
     30,000          Pan Pacific Retail Properties, Inc. ........................................         1,736,700
     40,000          Pennsylvania Real Estate Investment Trust ..................................         1,600,800
     18,000          Texas Pacific Land Trust ...................................................         2,241,000
     75,000          United Dominion Realty Trust, Inc. .........................................         1,666,500
     50,000          Urstadt Biddle Properties, Inc. ............................................           795,000
     50,000          Urstadt Biddle Properties, Inc. Class A ....................................           802,000
     55,000          Washington Real Estate Investment Trust ....................................         1,665,400
                                                                                                       ------------
                                                                                                       $ 18,850,880
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $23,966,926)                                $ 36,737,680
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 15.66% of Total Net Assets

                    CHEMICALS - .68% of Total Net Assets
     13,000          Air Products & Chemicals, Inc. .............................................      $    765,830
     70,000          Crompton Corporation .......................................................           815,500
                                                                                                       ------------
                                                                                                       $  1,581,330
                    COMPUTER SOFTWARE - 4.44% of Total Net Assets
     30,000          Autodesk, Inc. .............................................................      $    881,100
     25,000          Computer Associates International, Inc. ....................................           679,750
          1          Symantec Corporation warrant (a)(c) ........................................         8,062,013
     30,000          VERITAS Software Corporation (a) ...........................................           771,600
                                                                                                       ------------
                                                                                                       $ 10,394,463
                    CONSTRUCTION - .76% of Total Net Assets
     15,000          Fluor Corporation ..........................................................      $    803,100
     15,000          Ryland Group, Inc. .........................................................           973,050
                                                                                                       ------------
                                                                                                       $  1,776,150

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    DATA PROCESSING - .61% of Total Net Assets
     33,000          Agilent Technologies, Inc. (a) .............................................      $    729,630
     36,000          Hewlett-Packard Company ....................................................           705,240
                                                                                                       ------------
                                                                                                       $  1,434,870
                    ELECTRICAL & ELECTRONICS - .90% of Total Net Assets
     32,000          Intel Corporation ..........................................................      $    718,400
     45,000          National Semiconductor Corporation .........................................           761,850
    100,000          Sanmina SCI Corporation (a) ................................................           618,000
                                                                                                       ------------
                                                                                                       $  2,098,250
                    ENTERTAINMENT & LEISURE - .94% of Total Net Assets
     25,000          Disney (Walt) Company ......................................................      $    715,750
     18,000          Tribune Company ............................................................           719,640
     20,000          Viacom, Inc. Class A .......................................................           752,600
                                                                                                       ------------
                                                                                                       $  2,187,990
                    FINANCIAL SERVICES - 1.86% of Total Net Assets
     24,000          Bank of New York, Inc. .....................................................      $    713,040
      7,000          Bear Stearns Companies, Inc. ...............................................           707,420
     50,000          Janus Capital Group, Inc. ..................................................           741,500
     14,000          Morgan Stanley .............................................................           783,440
     65,000          Schwab (Charles) Corporation ...............................................           730,600
     15,000          State Street Corporation ...................................................           672,150
                                                                                                       ------------
                                                                                                       $  4,348,150
                    MANUFACTURING - 2.04% of Total Net Assets
     45,000          Dana Corporation ...........................................................      $    714,150
     12,000          Harley-Davidson, Inc. ......................................................           721,320
      9,000          Illinois Tool Works, Inc. ..................................................           782,820
     40,000          Mattel, Inc. ...............................................................           778,000
      2,000          NACCO Industries, Inc. Class A .............................................           199,900
      8,000          NACCO Industries, Inc. Class B .............................................           799,600
     12,000          Parker-Hannifin Corporation ................................................           781,920
                                                                                                       ------------
                                                                                                       $  4,777,710

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - .58% of Total Net Assets
     25,000          Frontier Oil Corporation ...................................................      $    699,250
    150,000          Parker Drilling Company (a) ................................................           649,500
                                                                                                       ------------
                                                                                                       $  1,348,750
                    PHARMACEUTICALS - .84% of Total Net Assets
     13,000          Amgen, Inc. (a) ............................................................      $    809,120
      6,000          Biogen Idec, Inc. (a) ......................................................           389,760
     13,000          Genzyme Corporation (General) (a) ..........................................           756,730
                                                                                                       ------------
                                                                                                       $  1,955,610
                    RETAIL - .67% of Total Net Assets
     15,000          Costco Wholesale Corporation ...............................................      $    709,050
     25,000          Williams-Sonoma, Inc. (a) ..................................................           865,000
                                                                                                       ------------
                                                                                                       $  1,574,050
                    TRANSPORTATION - .67% of Total Net Assets
     45,000          Kansas City Southern (a) ...................................................      $    785,700
     35,000          Swift Transportation Company, Inc. (a) .....................................           780,500
                                                                                                       ------------
                                                                                                       $  1,566,200
                    MISCELLANEOUS - .67% of Total Net Assets
     14,000          Lockheed Martin Corporation ................................................      $    809,340
     12,000          Temple-Inland, Inc. ........................................................           763,200
                                                                                                       ------------
                                                                                                       $  1,572,540
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $21,520,193)         $ 36,616,063
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     DOLLAR ASSETS - 31.87% of Total Net Assets

                     CORPORATE BONDS - 1.10% of Total Net Assets
   $   200,000        7.000% Bell South Telecommunications, Inc., 02-01-05 ......................      $    199,986
       200,000        2.125% Brown-Forman Corporation, 03-15-06 .................................           197,472
       200,000        5.625% CVS Corporation, 03-15-06 ..........................................           204,900
       200,000        4.450% Cardinal Health, Inc., 06-30-05 ....................................           200,886
       200,000        6.150% Chubb Corporation, 08-15-05 ........................................           203,290
       200,000        6.750% Citicorp, 08-15-05 .................................................           203,942
       200,000        7.500% Computer Sciences Corporation, 08-08-05 ............................           204,510
       200,000        6.450% Dover Corporation, 11-15-05 ........................................           205,056
       200,000        6.750% First Data Corporation, 07-15-05 ...................................           203,372
       100,000        5.540% International Lease Finance Company, 03-21-05 ......................           100,393
       222,000        5.625% Pfizer, Inc., 02-01-06 .............................................           227,297
       100,000        5.950% Pitney Bowes, Inc., 02-01-05 .......................................           100,028
       100,000        6.950% Security Capital Group, Inc., 06-15-05 .............................           101,466
       200,000        6.125% Texas Instruments, Inc., 02-01-06 ..................................           205,444
                                                                                                       ------------
                                                                                                       $  2,558,042
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 30.77% of Total Net Assets
    41,000,000        United States Treasury bond strips (Principal only) 4.625%, 05-15-18 (d) ..      $ 22,332,290
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           959,504
     4,000,000        United States Treasury notes 1.500%, 02-28-05 .............................         3,997,640
     4,000,000        United States Treasury notes 1.625%, 03-31-05 .............................         3,994,520
     4,000,000        United States Treasury notes 1.625%, 04-30-05 .............................         3,991,400
     4,000,000        United States Treasury notes 1.250%, 05-31-05 .............................         3,983,280
     4,000,000        United States Treasury notes 1.125%, 06-30-05 .............................         3,974,520
     4,000,000        United States Treasury notes 2.000%, 08-31-05 .............................         3,982,200
     3,000,000        United States Treasury notes 1.625%, 09-30-05 .............................         2,976,810
     3,000,000        United States Treasury notes 1.625%, 10-31-05 .............................         2,973,060
     2,000,000        United States Treasury notes 1.625%, 02-28-06 .............................         1,971,880
     2,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         1,974,060
     2,000,000        United States Treasury notes 2.500%, 09-30-06 .............................         1,977,500
     3,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         2,922,180
     2,000,000        United States Treasury notes 3.000%, 02-15-09 .............................         1,957,820
     8,000,000        United States Treasury bills 1.410%, 02-10-05 (d) .........................         7,996,864
                                                                                                       ------------
                                                                                                       $ 71,965,528
                                                                                                       ------------

                        Total Dollar Assets (identified cost $65,709,702)                              $ 74,523,570
                                                                                                       ------------
                        Total Portfolio - 99.08% of total net assets (identified cost $187,908,036)(e) $231,707,406
                        Other assets, less liabilities (.92% of total net assets)                         2,153,050
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $233,860,456
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value based on policies approved by the Fund’s Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.23% of Total Net Assets
  $10,000,000        United States Treasury notes 1.500%, 02-28-05 ..............................      $  9,994,100
   10,000,000        United States Treasury notes 1.625%, 03-31-05 ..............................         9,986,300
   10,000,000        United States Treasury notes 1.625%, 04-30-05 ..............................         9,978,500
   10,000,000        United States Treasury notes 1.250%, 05-31-05 ..............................         9,958,200
   10,000,000        United States Treasury notes 1.125%, 06-30-05 ..............................         9,936,300
    1,000,000        United States Treasury bills 1.410%, 02-10-05 (a) ..........................           999,608
                                                                                                       ------------
                       Total Portfolio - 98.23% of total net assets (identified cost $50,887,692)(b)   $ 50,853,008
                       Other assets, less liabilities (1.77% of total net assets)                           915,074
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 51,768,082
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 95.20% of Total Net Assets

                    BEVERAGES - 9.69% of Total Net Assets
   $  800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    789,888
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,026,900
                                                                                                       ------------
                                                                                                       $  1,816,788
                    DATA PROCESSING - 8.70% of Total Net Assets
      800,000        7.500% Computer Sciences Corporation, 08-08-05 .............................      $    818,040
      800,000        6.750% First Data Corporation, 07-15-05 ....................................           813,488
                                                                                                       ------------
                                                                                                       $  1,631,528
                    ELECTRICAL & ELECTRONICS - 4.38% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    821,776
                                                                                                       ------------
                                                                                                       $    821,776
                    FINANCIAL SERVICES - 19.85% of Total Net Assets
      800,000        6.750% Citicorp, 08-15-05 ..................................................      $    815,768
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           988,260
    1,000,000        4.000% International Lease Finance Company, 01-17-06 .......................         1,006,390
      900,000        6.950% Security Capital Group, Inc., 06-15-05 ..............................           913,194
                                                                                                       ------------
                                                                                                       $  3,723,612
                    INSURANCE - 4.33% of Total Net Assets
      800,000        6.150% Chubb Corporation, 08-15-05 .........................................      $    813,160
                                                                                                       ------------
                                                                                                       $    813,160
                    MANUFACTURING - 14.40% of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    852,448
      800,000        6.450% Dover Corporation, 11-15-05 .........................................           820,224
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,028,460
                                                                                                       ------------
                                                                                                       $  2,701,132

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS - 14.20% of Total Net Assets
   $  800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    824,888
      800,000        4.750% Bristol-Myers Squibb Company, 10-01-06 ..............................           815,040
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................         1,023,860
                                                                                                       ------------
                                                                                                       $  2,663,788
                    RETAIL - 9.89% of Total Net Assets
      900,000        5.950% Target Corporation, 05-15-06 ........................................      $    928,656
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           926,478
                                                                                                       ------------
                                                                                                       $  1,855,134
                    TELECOMMUNICATIONS - 9.76% of Total Net Assets
      800,000        7.000% Bell South Telecommunications, Inc., 02-01-05 .......................      $    799,944
    1,000,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................         1,030,820
                                                                                                       ------------
                                                                                                       $  1,830,764
                                                                                                       ------------

                       Total Corporate Bonds (identified cost $18,019,919)                             $ 17,857,682
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 2.66% of Total Net Assets
      500,000        United States Treasury bills 1.410%, 02-10-05 (a) ..........................      $    499,804
                                                                                                       ------------

                       Total United States Treasury securities (identified cost $499,769)              $    499,804
                                                                                                       ------------
                       Total Portfolio -  97.86% of total net assets (identified cost $18,519,688)(b)  $ 18,357,486
                       Other assets, less liabilities (2.14% of total net assets)                           400,849
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,758,335
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.71% of Total Net Assets

                    CHEMICALS - 3.67% of Total Net Assets
     12,000          Air Products & Chemicals, Inc. .............................................      $    706,920
     20,000          Crompton Corporation .......................................................           233,000
                                                                                                       ------------
                                                                                                       $    939,920
                    COMPUTER SOFTWARE - 8.50% of Total Net Assets
     40,000          Autodesk, Inc. .............................................................      $  1,174,800
     15,000          Computer Associates International, Inc. ....................................           407,850
     23,000          VERITAS Software Corporation (a) ...........................................           591,560
                                                                                                       ------------
                                                                                                       $  2,174,210
                    CONSTRUCTION - 12.67% of Total Net Assets
     50,000          Ryland Group, Inc. .........................................................      $  3,243,500
                                                                                                       ------------
                                                                                                       $  3,243,500
                    DATA PROCESSING - 2.65% of Total Net Assets
     13,000          Agilent Technologies, Inc. (a) .............................................      $    287,430
     20,000          Hewlett-Packard Company ....................................................           391,800
                                                                                                       ------------
                                                                                                       $    679,230
                    ELECTRICAL & ELECTRONICS - 4.57% of Total Net Assets
     20,000          Intel Corporation ..........................................................      $    449,000
     25,000          National Semiconductor Corporation .........................................           423,250
     48,000          Sanmina SCI Corporation (a) ................................................           296,640
                                                                                                       ------------
                                                                                                       $  1,168,890
                    ENTERTAINMENT & LEISURE - 6.10% of Total Net Assets
     18,000          Disney (Walt) Company ......................................................      $    515,340
     12,000          Tribune Company ............................................................           479,760
     15,000          Viacom, Inc. Class A .......................................................           564,450
                                                                                                       ------------
                                                                                                       $  1,559,550
                    FINANCIAL SERVICES - 14.62% of Total Net Assets
     18,000          Bank of New York, Inc. .....................................................      $    534,780
      7,000          Bear Stearns Companies, Inc. ...............................................           707,420
     40,000          Janus Capital Group, Inc. ..................................................           593,200
     12,000          Morgan Stanley .............................................................           671,520
     50,000          Schwab (Charles) Corporation ...............................................           562,000
     15,000          State Street Corporation ...................................................           672,150
                                                                                                       ------------
                                                                                                       $  3,741,070
                    MANUFACTURING - 12.07% of Total Net Assets
     15,000          Dana Corporation ...........................................................      $    238,050
     18,000          Harley-Davidson, Inc. ......................................................         1,081,980
      8,000          Illinois Tool Works, Inc. ..................................................           695,840
     15,000          Mattel, Inc. ...............................................................           291,750
     12,000          Parker-Hannifin Corporation ................................................           781,920
                                                                                                       ------------
                                                                                                       $  3,089,540

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2005

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 11.78% of Total Net Assets
    100,000          Frontier Oil Corporation ...................................................      $  2,797,000
     50,000          Parker Drilling Company (a) ................................................           216,500
                                                                                                       ------------
                                                                                                       $  3,013,500
                    PHARMACEUTICALS - 10.26% of Total Net Assets
     18,000          Amgen, Inc. (a) ............................................................      $  1,120,320
      4,000          Biogen Idec, Inc. (a) ......................................................           259,840
      6,000          Chiron Corporation (a) .....................................................           197,100
     18,000          Genzyme Corporation (General) (a) ..........................................         1,047,780
                                                                                                       ------------
                                                                                                       $  2,625,040
                    RETAIL - 5.69% of Total Net Assets
     22,000          Costco Wholesale Corporation ...............................................      $  1,039,940
     12,000          Williams-Sonoma, Inc. (a) ..................................................           415,200
                                                                                                       ------------
                                                                                                       $  1,455,140
                    TRANSPORTATION - 3.63% of Total Net Assets
     20,000          Kansas City Southern (a) ...................................................      $    349,200
     26,000          Swift Transportation Company, Inc. (a) .....................................           579,800
                                                                                                       ------------
                                                                                                       $    929,000
                    MISCELLANEOUS - 3.50% of Total Net Assets
     10,000          Lockheed Martin Corporation ................................................      $    578,100
      5,000          Temple-Inland, Inc. ........................................................           318,000
                                                                                                       ------------
                                                                                                       $    896,100
                                                                                                       ------------
                       Total Portfolio - 99.71% of total net assets (identified cost $8,017,598)(b)    $ 25,514,690
                       Other assets, less liabilities (.29% of total net assets)                             74,378
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 25,589,068
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are normally valued based on market quotations. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there are no reliable market values are valued at fair value. At January 31, 2005, one such investment in the Fund’s Permanent Portfolio (3.45% of total net assets) was so valued based on policies approved by the Fund’s Board of Directors.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

For the year ended January 31, 2005, investment income was earned as follows:

                                                     Permanent     Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio       Portfolio         Portfolio          Portfolio
                                                   ------------    -------------    --------------    -----------------

         Interest on:
           Corporate bonds ....................    $     43,418     $         --     $    384,931        $        --
           Swiss franc assets .................         322,372               --               --                 --
           United States Treasury securities ..       1,576,280          662,395            3,074                 23
           Other investments ..................          38,629            3,224              939                295
         Dividends ............................         919,840               --               --            194,320
         Other income .........................         657,477          591,729               --             65,747
                                                   ------------     ------------     ------------        -----------
                                                   $  3,558,016     $  1,257,348     $    388,944        $   260,385
                                                   ============     ============     ============        ===========
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2005, pursuant to the requirements of the Code.
At January 31, 2005, capital loss carryforwards totalling $30,411 in the Fund’s Treasury Bill Portfolio were available to offset future realized gains, if any. Such capital loss carryforwards of $14,264, $3,666, $5,452, $2,613 and $4,416 expire on January 31, 2007, January 31, 2008, January 31, 2011, January 31, 2012 and January 31, 2013, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio, Versatile Bond Portfolio or Aggressive Growth Portfolio. Additionally, net capital losses of $253 and $21,081 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2004 and are recognized for federal income tax purposes as arising on February 1, 2005, the first day of each Portfolio’s next taxable year.
During the year ended January 31, 2005, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $5,000, $17,000, $3,000 and $12,000, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.
2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 8, 2004, the Fund’s Permanent Portfolio paid an ordinary income dividend per share of $.15, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.39 and $3.94, respectively, to shareholders of record on December 7, 2004. On December 22, 2004, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $1.13 and $.75, respectively, to shareholders of record on December 21, 2004. The Fund’s Treasury Bill Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2005.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $ 1,285,802         $        --         $    136,280         $        --
            Long-term capital gain ...    3,343,276                  --               90,451           1,132,430
                                        -----------         -----------         ------------         -----------
                                        $ 4,629,078         $        --         $    226,731         $ 1,132,430
                                        ===========         ===========         ============         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

On December 3, 2003, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.22 and $.41, respectively, and the Fund’s Permanent Portfolio paid a long-term capital gain distribution per share of $.08, to shareholders of record on December 2, 2003. On December 17, 2003, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $2.01 and $.54, respectively, to shareholders of record on December 16, 2003. The Fund’s Aggressive Growth Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2004.
The tax character of such dividends and distributions paid was as follows:

                                         Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                         Portfolio           Portfolio            Portfolio           Portfolio
                                        -----------        -------------       --------------     -----------------

         Distributions paid from:
            Ordinary income ..........  $   948,137         $   339,805         $    303,612         $        --
            Long-term capital gain ...      344,793                  --               81,567                  --
                                        -----------         -----------         ------------         -----------
                                        $ 1,292,930         $   339,805         $    385,179         $        --
                                        ===========         ===========         ============         ===========

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2005, the Fund’s Permanent Portfolio reclassified $1,195,124 from undistributed net investment income to paid-in capital, and the Fund’s Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio reclassified $24,623, $65,832 and $77,281, respectively, from paid-in capital to undistributed net investment income and loss, respectively, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, due to these differences, the Fund’s Permanent Portfolio reclassified $109,731 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $3,412 from accumulated net realized gain on investments to undistributed net investment income; and the Fund’s Treasury Bill Portfolio reclassified $3,632 from paid-in capital to accumulated net realized loss on investments.
As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                 Permanent         Treasury Bill       Versatile Bond     Aggressive Growth
                                                 Portfolio           Portfolio            Portfolio           Portfolio
                                                -----------        -------------       --------------     -----------------

        Undistributed ordinary income.........  $ 2,201,388         $   749,984         $    194,550         $        --
        Undistributed long-term gain
         (capital loss carryforward)..........      194,613             (30,411)                 837             423,026
        Post-October losses...................           --                (253)             (21,081)                 --
        Unrealized appreciation (depreciation)   43,834,014             (34,684)            (162,202)         17,497,092
                                                -----------         -----------         ------------         -----------
                                                $46,230,015         $   684,636         $     12,104         $17,920,118
                                                ===========         ===========         ============         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

3.	INVESTMENT ADVISORY CONTRACT
The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the year ended January 31, 2005, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
Pacific Heights is a California limited liability company. Its manager and sole member (also its President and Chief Executive Officer) is the President, Treasurer and a director of the Fund and was paid $153,300 by the Fund for service in such capacities during the year ended January 31, 2005.
Pursuant to the Fund’s then-existing investment advisory contract with World Money Managers, (“WMM”), its former investment adviser, reimbursement of ordinary operating expenses due to the Fund from WMM of $14,122, $6,651, $1,891 and $2,336 in the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, respectively, were outstanding at January 31, 2005.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the year ended January 31, 2005.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2005:

                                                                       Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                       Portfolio        Portfolio          Portfolio          Portfolio
                                                                     -------------    -------------     --------------    -----------------

        Purchases..................................................   $60,108,401          None          $ 14,102,920        $   447,739
        Sales......................................................     6,493,098          None            14,951,135          1,276,962
6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at January 31, 2005 for federal income tax purposes:

                                                                       Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                       Portfolio        Portfolio         Portfolio           Portfolio
                                                                     -------------    -------------     --------------    -----------------

        Aggregate gross unrealized appreciation of investments
          with excess of value over tax cost:
          Investments in securities of unaffiliated issuers .......   $38,306,863        $     70        $        35         $17,703,156
          Investments other than securities .......................     5,819,062              --                 --                  --
                                                                      -----------        --------        -----------         -----------
                                                                       44,125,925              70                 35          17,703,156
        Aggregate gross unrealized depreciation of investments
          with excess of tax cost over value:
          Investments in securities of unaffiliated issuers ........     (326,555)        (34,754)          (162,237)           (206,064)
                                                                      -----------        --------        -----------         -----------
                                                                         (326,555)        (34,754)          (162,237)           (206,064)
                                                                      -----------        --------        -----------         -----------
          Net unrealized appreciation (depreciation) of investments   $43,799,370        $(34,684)       $  (162,202)        $17,497,092
                                                                      ===========        ========        ===========         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2005 and 2004:

                                                                          Permanent Portfolio
                                                                          -------------------
                                               Year ended January 31, 2005                  Year ended January 31, 2004
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ---------------    --------------------

        Shares sold.....................    6,312,820           $162,354,304             3,523,530           $ 76,548,654
        Distributions reinvested........      151,934              4,090,056                48,582              1,148,001
                                            ---------           ------------             ---------           ------------
                                            6,464,754            166,444,360             3,572,112             77,696,655

        Shares redeemed.................   (2,492,728)           (63,133,118)           (2,414,844)           (51,825,983)
                                            ---------           ------------             ---------           ------------
        Net increase                        3,972,026           $103,311,242             1,157,268           $ 25,870,672
                                            =========           ============             =========           ============

                                                                          Treasury Bill Portfolio
                                                                          -----------------------
                                               Year ended January 31, 2005                  Year ended January 31, 2004
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      365,081           $ 24,161,268               354,929           $ 23,476,589
        Distributions reinvested........           --                     --                 4,897                324,062
                                              -------           ------------               -------           ------------
                                              365,081             24,161,268               359,826             23,800,651

        Shares redeemed.................     (428,966)           (28,389,413)             (523,392)           (34,567,125)
                                              -------           ------------               -------           ------------
        Net decrease                          (63,885)          $ (4,228,145)             (163,566)          $(10,766,474)
                                              =======           ============               =======           ============

                                                                          Versatile Bond Portfolio
                                                                          ------------------------
                                               Year ended January 31, 2005                  Year ended January 31, 2004
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................      253,300           $ 14,391,317               307,782           $ 17,931,909
        Distributions reinvested........        3,633                207,041                 5,930                348,519
                                              -------           ------------               -------           ------------
                                              256,933             14,598,358               313,712             18,280,428

        Shares redeemed.................     (280,105)           (16,088,087)             (305,047)           (17,887,768)
                                              -------           ------------               -------           ------------
        Net increase (decrease)               (23,172)          $ (1,489,729)                8,665           $    392,660
                                              =======           ============               =======           ============

                                                                          Aggressive Growth Portfolio
                                                                          ---------------------------
                                               Year ended January 31, 2005                  Year ended January 31, 2004
                                         ---------------------------------------      ---------------------------------------
                                              Shares               Dollars                 Shares               Dollars
                                         ----------------    -------------------      ----------------    -------------------

        Shares sold.....................       34,032           $  2,665,550                36,317           $  2,654,264
        Distributions reinvested........       12,937              1,083,985                    --                     --
                                              -------           ------------               -------           ------------
                                               46,969              3,749,535                36,317              2,654,264

        Shares redeemed.................      (43,474)            (3,491,481)              (62,681)            (4,213,762)
                                              -------           ------------               -------           ------------
        Net increase (decrease)                 3,495           $    258,054               (26,364)          $ (1,559,498)
                                              =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

8.	REGULATORY MATTERS
In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser (WMM) and two then-serving officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Sergy from the Proceedings due to his failing health and ordered that WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. WMM and Coxon (“Appellants”) filed an appeal in late 2003 with the United States Court of Appeals for the Ninth Circuit. That court declined to stay the SEC’s order during the pendency of the appeal. In addition, the SEC filed a motion in the United States District Court for the Northern District of California (“District Court”) seeking to enforce its order. A hearing on that motion was held on February 22, 2005.
It is uncertain what amount of disgorged funds or prejudgment interest might be paid by the Appellants or when any such payment might be made. It is also not certain what amount, if any, of any disgorged funds or interest might be received by the Fund. The result of the appeal or any action that might be taken by the District Court is uncertain at this time.
Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). The Fund has neither paid nor advanced any such expenses since the issuance of the Initial Decision, and as of January 31, 2005, had advanced such expenses totalling $1,316,843, including interest, on such advances (“Advanced Expenses”).

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

In order to provide additional security to the Fund for the repayment of advances made to and on behalf of WMM, the Fund and WMM entered into a security agreement as of February 20, 2003 (“Security Agreement”), whereunder WMM granted to the Fund a security interest in all of its assets to secure the repayments of amounts advanced should it ultimately be determined that WMM or Coxon committed Disabling Conduct and, therefore, are not entitled to be indemnified. In addition to the security interest and as part of the Security Agreement, WMM agreed to make quarterly payments of $25,000 to a custodial account held in the name of WMM for the benefit of the Fund. Six such payments were made. By letter dated September 24, 2004, the Fund notified WMM that WMM was in default of the Security Agreement for failing to provide to the Fund certain required financial information. As a result of such default, amounts held in the custodial account were transferred to a custodial account in the name of the Fund (“Fund’s Custodial Account”). In addition to such amounts and pursuant to the Fund’s security interest, Pacific Heights was directed by the Fund to deposit in the Fund’s Custodial Account its required monthly payment to WMM of $34,000 pursuant to its asset purchase agreement with WMM. At January 31, 2005, a balance in the Fund’s Custodial Account of $179,834 was available as security to the Fund resulting from such actions.
At a meeting held on January 7, 2005, the Fund’s Board of Directors determined that WMM and Coxon had committed Disabling Conduct. Based on that determination, a demand was subsequently made by the Fund on WMM and Coxon to repay the Advanced Expenses, and consequently, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio recorded as other income $657,477, $591,729 and $65,747, respectively, during the year ended January 31, 2005. Such other income increased the net investment income per share and ratio of net investment income to average net assets in the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively, by $.07 and .39%, $.76 and 1.11% and $.22 and .28%, respectively, during the year then ended.
The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and related appeals, and will take such actions as may be appropriate in the circumstances.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:

                                                              Year ended    Year ended    Year ended    Year ended    Year ended
                                                              January 31,   January 31,   January 31,   January 31,   January 31,
                                                                 2005          2004          2003          2002          2001
                                                              -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                            $   24.52     $   20.89     $   18.59     $   18.29     $   17.44
                                                               ---------     ---------     ---------     ---------     ---------
   Income from investment operations:
     Net investment income (1)(2)(3) ..........                      .18           .11           .28           .27           .46
     Net realized and unrealized gain
       on investments and foreign
       currencies .............................                     2.13          3.82          2.47           .47          1.07
                                                               ---------     ---------     ---------     ---------     ---------
       Total income from
         investment operations                                      2.31          3.93          2.75           .74          1.53

   Less distributions from:
     Net investment income  ...................                     (.15)         (.22)         (.19)         (.27)         (.16)
     Net realized gain on investments (4) .....                     (.39)         (.08)         (.26)         (.17)         (.52)
                                                               ---------     ---------     ---------     ---------     ---------
       Total distributions                                          (.54)         (.30)         (.45)         (.44)         (.68)
                                                               ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                  $   26.29     $   24.52     $   20.89     $   18.59     $   18.29
                                                               =========     =========     =========     =========     =========

 Total return (5) .............................                    9.37%        18.87%        14.90%         4.08%         8.91%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                $ 233,860     $ 120,691     $  78,674     $  52,078     $  53,792
                                                               =========     =========     =========     =========     =========

   Ratio of expenses to average net assets ....                    1.38%         1.58%         1.34%         1.46%         1.41%
   Ratio of net investment income
     to average net assets (2)(3) .............                     .72%          .47%         1.42%         1.44%         2.57%
   Portfolio turnover rate ....................                    6.29%        23.19%         1.06%         1.07%         7.60%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:

                                                              Year ended    Year ended    Year ended    Year ended    Year ended
                                                              January 31,   January 31,   January 31,   January 31,   January 31,
                                                                 2005          2004          2003          2002          2001
                                                              -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                            $   66.19     $   66.58     $   67.69     $   68.94     $   67.88
                                                               ---------     ---------     ---------     ---------     ---------
   Income from investment operations:
     Net investment income (loss) (1)(2)(3)....                      .91          (.03)          .40          1.75          3.32
     Net realized and unrealized gain (loss)
       on investments (4) .....................                       --           .05          (.07)          .04           .12
                                                               ---------     ---------     ---------     ---------     ---------
       Total income from investment operations                       .91           .02           .33          1.79          3.44

   Less distributions from:
     Net investment income ....................                       --          (.41)        (1.44)        (3.04)        (2.38)
                                                               ---------     ---------     ---------     ---------     ---------
       Total distributions                                            --          (.41)        (1.44)        (3.04)        (2.38)
                                                               ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                  $   67.10     $   66.19     $   66.58     $   67.69     $   68.94
                                                               =========     =========     =========     =========     =========

 Total return (5) .............................                    1.39%          .03%          .49%         2.60%         5.10%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                $  51,768     $  55,293     $  66,516     $  71,202     $  75,640
                                                               =========     =========     =========     =========     =========

   Ratio of expenses
     to average net assets (2) ................                     .98%          .97%          .90%         1.01%         1.01%
   Ratio of net investment income (loss)
     to average net assets (3) ................                    1.37%        (.05)%          .60%         2.56%         4.86%

(1)	Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2005 and .50%, .50%, .50% and .50% for the years ended January 31, 2004, 2003, 2002 and 2001, respectively. Without this waiver, the net investment income or loss per share would have been $.58 for the year ended January 31, 2005 and $(.37), $.07, $1.16 and $2.86 for the years then ended.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.
(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:

                                                              Year ended    Year ended    Year ended    Year ended    Year ended
                                                              January 31,   January 31,   January 31,   January 31,   January 31,
                                                                 2005          2004          2003          2002          2001
                                                              -----------   -----------   -----------   -----------   -----------

 Net asset value, beginning of year                            $   58.88     $   60.82     $   60.38     $   59.67     $   58.38
                                                               ---------     ---------     ---------     ---------     ---------

   Income from investment operations:
     Net investment income (1)(2) .............                      .57           .87          1.53          2.38          2.82
     Net realized and unrealized gain (loss)
       on investments (3) .....................                     (.56)         (.26)          .65           .85          1.00
                                                               ---------     ---------     ---------     ---------     ---------
       Total income from investment operations                       .01           .61          2.18          3.23          3.82

   Less distributions from:
     Net investment income ....................                    (1.13)        (2.01)        (1.74)        (2.52)        (2.53)
     Net realized gain on investments (4) .....                     (.75)         (.54)           --            --            --
                                                               ---------     ---------     ---------     ---------     ---------
       Total distributions                                         (1.88)        (2.55)        (1.74)        (2.52)        (2.53)
                                                               ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year                                  $   57.01     $   58.88     $   60.82     $   60.38     $   59.67
                                                               =========     =========     =========     =========     =========

 Total return (5) .............................                     .02%         1.01%         3.62%         5.41%         6.58%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                $  18,758     $  20,735     $  20,891     $  26,032     $  20,394
                                                               =========     =========     =========     =========     =========

   Ratio of expenses to average net assets (2).                    1.01%         1.04%         1.02%         1.11%         1.02%
   Ratio of net investment income
     to average net assets ....................                     .99%         1.46%         2.52%         3.97%         4.78%
   Portfolio turnover rate ....................                   75.72%        67.26%        69.58%       107.36%        96.36%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 2005 and .38%, .37%, .38% and .38% for the years ended January 31, 2004, 2003, 2002 and 2001, respectively. Without this waiver, the net investment income per share would have been $.35 for the year ended January 31, 2005 and $.65, $1.16, $2.05 and $2.52 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each year:

                                                              Year ended    Year ended    Year ended    Year ended    Year ended
                                                              January 31,   January 31,   January 31,   January 31,   January 31,
                                                                 2005          2004          2003          2002          2001
                                                              -----------   -----------   -----------   -----------   -----------

Net asset value, beginning of year                             $   80.46     $   58.14     $   78.69     $   83.76     $   83.61
                                                               ---------     ---------     ---------     ---------     ---------

  Income (loss) from investment operations:
    Net investment loss(1)(2) ................                      (.27)         (.63)         (.44)         (.65)         (.65)
    Net realized and unrealized gain (loss)
      on investments  ........................                      9.86         22.95        (20.11)        (4.10)         8.21
                                                               ---------     ---------     ---------     ---------     ---------
      Total income (loss) from investment
        operations                                                  9.59         22.32        (20.55)        (4.75)         7.56

  Less distributions from:
    Net realized gain on investments (3) .....                     (3.94)           --            --          (.32)        (7.41)
                                                               ---------     ---------     ---------     ---------     ---------
      Total distributions                                          (3.94)           --            --          (.32)        (7.41)
                                                               ---------     ---------     ---------     ---------     ---------

Net asset value, end of year                                   $   86.11     $   80.46     $   58.14     $   78.69     $   83.76
                                                               =========     =========     =========     =========     =========

Total return (4) .............................                    12.05%        38.39%      (26.12)%       (5.67)%        10.05%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....                 $  25,589     $  23,628     $  18,607     $  23,919     $  25,601
                                                               =========     =========     =========     =========     =========

  Ratio of expenses to average net assets ....                     1.43%         1.64%         1.33%         1.41%         1.33%
  Ratio of net investment loss to
    average net assets (2) ...................                    (.33)%        (.91)%        (.64)%        (.80)%        (.78)%
  Portfolio turnover rate ....................                     1.90%         3.07%         4.92%         5.23%         5.62%

(1)	Net investment loss is based on average net assets per share outstanding during the year.
(2)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

___	Permanent Portfolio
......	Citigroup 3-Month U.S. Treasury Bill Index*
*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

___	Versatile Bond Portfolio
......	Citigroup AAA/AA 1-3 Year Corporate Index*
*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

___	Aggressive Growth Portfolio
......	Dow Jones Industrial Average*
----	S&P 500 Stock Index*
*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2005

The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

                                                                   Average Annual Total Returns Through January 31, 2005

                                                                                                                         Since
                                                             1 Year     3 Years     5 Years    10 Years    15 Years    Inception
                                                             ------     -------     -------    --------    --------    ---------
Permanent Portfolio (Since 12/1/82)(1)
Return before taxes .......................................   9.37%      14.29%      11.07%      7.94%       6.59%       5.97%
Return after taxes on distributions .......................   8.96%      13.78%      10.40%      7.03%       5.69%       5.34%
Return after taxes on distributions and sale of fund shares   6.45%      12.13%       9.30%      6.45%       5.28%       4.97%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   1.34%       1.35%       2.74%      3.97%       4.27%       5.38%

Treasury Bill Portfolio (Since 5/26/87)(1)(2)(3)
Return before taxes .......................................   1.39%        .62%       1.87%      3.00%       3.35%       3.81%
Return after taxes on distributions .......................   1.39%        .27%       1.05%      1.85%       2.37%       2.98%
Return after taxes on distributions and sale of fund shares    .90%        .32%       1.09%      1.84%       2.28%       2.81%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   1.34%       1.35%       2.74%      3.97%       4.27%       4.72%

Versatile Bond Portfolio (Since 9/27/91)(3)
Return before taxes .......................................    .02%       1.52%       3.27%      4.09%         N/A       4.05%
Return after taxes on distributions .......................  (.85)%        .43%       1.94%      2.69%         N/A       2.88%
Return after taxes on distributions and sale of fund shares    .27%        .72%       2.02%      2.65%         N/A       2.78%

Citigroup AAA/AA 1-3 Year Corporate Index(4)(6) ...........   2.80%       2.59%       3.75%      4.91%         N/A       5.07%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes .......................................  12.05%       4.64%       3.50%     13.21%      12.27%      12.20%
Return after taxes on distributions .......................  10.30%       4.09%       2.79%     12.53%      11.73%      11.67%
Return after taxes on distributions and sale of fund shares   7.81%       3.64%       2.67%     11.55%      10.94%      10.88%

Dow Jones Industrial Average (4)(7) .......................   2.11%       4.04%       1.09%     12.68%      11.92%      11.86%
S&P 500 Stock Index(4)(8) .................................   6.23%       3.20%     (1.79)%     11.59%      11.01%      10.95%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended Janaury 31, 2005

(1)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	Yield on the Fund’s Treasury Bill Portfolio on the seven days ended January 31, 2005, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was (1.54)%, and the effective yield was (1.55)%.

(3)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended January 31, 2005, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was .39% and 2.51%, respectively.

(4)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(5)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(6)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(7)	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

(8)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 35-38 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Year ended January 31, 2005

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the year ended January 31, 2005, the Portfolio experienced increases in the value of gold and silver, the shares of domestic growth stocks as well as the stocks of real estate investment trusts and natural resource companies, and the relative value of the Swiss franc. These increases more than offset the decrease in value of the Portfolio’s holdings of short and long-term United States Treasury securities during the period then ended. As a result, the Portfolio achieved a total return of 9.37% during the year ended January 31, 2005, as compared to an annualized inflation rate as measured by the change in the consumer price index of 2.97% over the same period. As more fully described in Note 8, this return includes other income of $.07 per share related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid. Excluding this other income, the Portfolio earned a total return of 9.08% during the year then ended.
Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.
The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets at January 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Year ended January 31, 2005

The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term United States Treasury securities. The Portfolio achieved a total return of 1.39% and maintained an average maturity of between sixty and ninety days throughout the year ended January 31, 2005. As more fully described in Note 8, this return includes other income of $.76 per share related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid. Excluding this other income, the Portfolio earned a total return of .23% during the year then ended, which, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities.
Mutual fund investing involves risk; loss of principal is possible.
The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets at January 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Year ended January 31, 2005

The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. The Portfolio invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of .02% while maintaining an average maturity of between two hundred seventy and four hundred fifty days throughout the year ended January 31, 2005. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.
Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets at January 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Year ended January 31, 2005

The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. Consistent with the overall increase in value of the U.S. stock market in 2004, the Portfolio achieved a total return of 12.05% during the year ended January 31, 2005, as compared to 2.11% for the Dow Jones Industrial Average and 6.23% for the Standard & Poor’s 500 Stock Index over the same period. As more fully described in Note 8, this return includes other income of $.22 per share related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid. Excluding this other income, the Portfolio earned a total return of 11.77% during the year then ended.
Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.
The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets at January 31, 2005.

Other Net Assets
.29%
Chemicals
3.67%
Computer Software
8.50%
Construction
12.67%
Data Processing
2.65%
Electrical & Electronics
4.57%
Entertainment & Leisure
6.10%
Financial Services
14.62%
Manufacturing
12.07%
Oil & Oilfield Services
11.78%
Pharmaceuticals
10.26%
Retail
5.69%
Transportation
3.63%
Miscellaneous
3.50%

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2005

Expense Examples
As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
These Examples are based on an investment of $1,000 invested at July 31, 2004 and held for the entire six months ended January 31, 2005.
Actual Expenses
The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2005. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended January 31, 2005” to estimate the expenses you paid on your account during the six months ended January 31, 2005.
Hypothetical Example for Comparison Purposes
The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2005. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2005

                                                                                            Expenses paid *
                                                     Beginning             Ending              during six
                                                   account value        account value         months ended
                                                   July 31, 2004       January 31, 2005     January 31, 2005
                                                  ----------------     ----------------     ----------------
PERMANENT PORTFOLIO
     Actual ....................................     $ 1,000.00           $ 1,083.10             $ 7.07
     Hypothetical (5% return before expenses) ..       1,000.00             1,018.35               6.85

TREASURY BILL PORTFOLIO
     Actual ....................................       1,000.00             1,014.10               5.21
     Hypothetical (5% return before expenses) ..       1,000.00             1,019.96               5.23

VERSATILE BOND PORTFOLIO
     Actual ....................................       1,000.00             1,005.50               5.04
     Hypothetical (5% return before expenses) ..       1,000.00             1,020.11               5.08

AGGRESSIVE GROWTH PORTFOLIO
     Actual ....................................       1,000.00             1,161.30               8.15
     Hypothetical (5% return before expenses) ..       1,000.00             1,017.60               7.61

*	Expenses are equal to the Permanent Portfolio’s annualized expense ratio of 1.35%, the Treasury Bill Portfolio’s annualized expense ratio of 1.03%, the Versatile Bond Portfolio’s annualized expense ratio of 1.00% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.50%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 184/366 (to reflect the one-half year period ended January 31, 2005).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting
Information regarding how each of the Fund’s Portfolios voted its proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings
Each of the Fund’s Portfolios files its completed schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

This page intentionally left blank.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office.

DAVID P. BERGLAND	Director	age 69

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 52

Executive Vice President since March 2004 of the Credit Union Services Division of Fidelity Information Systems, a division of Fidelity National Financial, Inc., a publicly-held, provider of products and outsourced services and solutions to the financial services and real estate industries. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial services organizations, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE	Director	age 65

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *	Chairman, President, Treasurer & Director	age 42

A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

CLEMENT M. WALLACE *	Secretary	age 41

A Certified Public Accountant, Mr. Wallace has served as Secretary of the Fund since 2003 and as Director of Finance of the Fund’s investment adviser since 2002. Previously, Mr. Wallace was employed in various financial and operational capacities, and consulted with, several organizations in the financial services and high technology industries.

*	Considered to be “interested persons” within the meaning of the 1940 Act. Messrs. Cuggino and Wallace are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	ANNUAL REPORT January 31, 2005
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	4/05